Share Capital - Schedule of Shares Issued and Outstanding (Details) - Shares Issued and Outstanding Capital [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Schedule of Shares Issued and Outstanding [Line Items]
Beginning Balance, Number of shares (in Shares) | shares	29,098	989
Beginning Balance, Capital	$ 63,319,398	$ 51,020,121
Issuance of shares from private placement, Number of shares (in Shares) | shares	3,250	3,452
Issuance of shares from private placement, Capital	$ 320,000	$ 1,396,702
Issuance of shares upon conversion of note, Number of shares (in Shares) | shares	408,427
Issuance of shares upon conversion of note, Capital	$ 10,737,400
Fair value adjustment on the converted promissory note, Number of shares (in Shares) | shares
Fair value adjustment on the converted promissory note, Capital	$ (777,627,000,000)
Issuance of shares upon exercise of prefunded warrants, Number of shares		24,091
Issuance of shares upon exercise of prefunded warrants, Capital		$ 11,528,116
Cancelled shares, Number of shares (in Shares) | shares		(2,111)
Cancelled shares, Capital		$ (1,445,188)
Share issuance costs, Number of shares (in Shares) | shares
Share issuance costs, Capital	$ (44,071)	$ (728,056)
Impact on loss of control of Canmart, Number of shares (in Shares) | shares
Impact on loss of control of Canmart, Capital	$ (3)
Fair value of RSUs redeemed, Number of shares (in Shares) | shares		2,677
Fair value of RSUs redeemed		$ 1,547,703
Ending Balance, Number of shares (in Shares) | shares	440,775	29,098
Ending Balance, Capital	$ 73,555,097	$ 63,319,398